Commitments and contingent liabilities (Details Narrative) $ in Thousands	12 Months Ended
Mar. 31, 2017 USD ($)
Commitments Details Narrative
Payment for contractor agreement to construct factory	$ 293
Balance due on contractor agreement	$ 53